Loans Receivable (Tables)	6 Months Ended
Jun. 30, 2025
Loans Receivable
Schedule of loans receivable

	At June 30,	At December 31,
	2025	2024
G Mining Ventures Term Loan	$76.1	$75.9
EMX Term Loan	24.2	34.1
Loans receivable	$100.3	$110.0
Current	$17.8	$5.9
Non-Current	82.5	104.1
Loans receivable	$100.3	$110.0